Derivatives and Hedging Activities - Narrative (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Derivative [Line Items]
Gain (loss) recognized on cash flow hedges	$ 0	$ 0
Related Party Loan
Derivative [Line Items]
Outstanding notional balance	$ 34,283,000
Minimum
Derivative [Line Items]
Derivative maturities	1 year
Maximum
Derivative [Line Items]
Derivative maturities	10 years
Weighted average
Derivative [Line Items]
Derivative maturities	6 years 8 months 12 days